Income Tax Expenses - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Deferred tax assets
Total deferred tax assets	$ 2,125	$ 2,938
Deferred tax liabilities
Deferred tax liabilities	3,496	4,217
Property, plant and equipment
Deferred tax assets
Total deferred tax assets	323	457
Provisions
Deferred tax assets
Total deferred tax assets	457	70
Employee benefits
Deferred tax assets
Total deferred tax assets		526
Inventories
Deferred tax assets
Total deferred tax assets		416
Lease Liabilities
Deferred tax assets
Total deferred tax assets	1,187	1,367
Other Items
Deferred tax assets
Total deferred tax assets	158	102
Deferred tax liabilities
Deferred tax liabilities	206	207
Right-of-use assets
Deferred tax liabilities
Deferred tax liabilities	1,321	1,526
Revaluation of assets in connection to MBO
Deferred tax liabilities
Deferred tax liabilities	$ 1,969	$ 2,484